Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMCAP Fund
Entity Central Index Key	0000004405
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
AMCAP Fund® - Class A [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class A
Trading Symbol	AMCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 69	0.64%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 14.77% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class A (with sales charge) *	8.18%	8.18%	12.44%
AMCAP Fund — Class A (without sales charge) *	14.77%	9.47%	13.11%
S&P 500 Index †	16.99%	14.19%	15.50%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 94,028,000,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 269,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by s ecto r (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with
accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class C [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class C
Trading Symbol	AMPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 150	1.40%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 13.89% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class C (with sales charge) *	12.89%	8.65%	12.42%
AMCAP Fund — Class C (without sales charge) *	13.89%	8.65%	12.42%
S&P 500 Index †	16.99%	14.19%	15.50%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 94,028,000,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 269,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by se ctor (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class T [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class T
Trading Symbol	TAMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 15.04% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
AMCAP Fund — Class T (with sales charge) 2	12.16%	9.19%	12.24%
AMCAP Fund — Class T (without sales charge) 2	15.04%	9.74%	12.56%
S&P 500 Index 3	16.99%	14.19%	14.69%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 94,028,000,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 269,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class F-1 [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class F-1
Trading Symbol	AMPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 14.68% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class F-1 *	14.68%	9.41%	13.05%
S&P 500 Index †	16.99%	14.19%	15.50%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 94,028,000,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 269,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class F-2 [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class F-2
Trading Symbol	AMCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 14.97% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class F-2 *	14.97%	9.70%	13.35%
S&P 500 Index †	16.99%	14.19%	15.50%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 94,028,000,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 269,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class F-3 [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class F-3
Trading Symbol	FMACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 15.10% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
AMCAP Fund — Class F-3 2	15.10%	9.83%	12.56%
S&P 500 Index 3	16.99%	14.19%	14.75%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 94,028,000,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 269,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class 529-A [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class 529-A
Trading Symbol	CAFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 73	0.68%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 14.70% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class 529-A (with sales charge) *	10.69%	8.65%	12.65%
AMCAP Fund — Class 529-A (without sales charge) *	14.70%	9.43%	13.06%
S&P 500 Index †	16.99%	14.19%	15.50%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 94,028,000,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 269,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class 529-C [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class 529-C
Trading Symbol	CAFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 155	1.45%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 13.85% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class 529-C (with sales charge) *	12.85%	8.59%	12.63%
AMCAP Fund — Class 529-C (without sales charge) *	13.85%	8.59%	12.63%
S&P 500 Index †	16.99%	14.19%	15.50%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 94,028,000,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 269,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class 529-E [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class 529-E
Trading Symbol	CAFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 99	0.92%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 14.41% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class 529-E *	14.41%	9.17%	12.79%
S&P 500 Index †	16.99%	14.19%	15.50%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 94,028,000,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 269,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class 529-T [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class 529-T
Trading Symbol	TACMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 14.97% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
AMCAP Fund — Class 529-T (with sales charge) 2	12.08%	9.13%	12.18%
AMCAP Fund — Class 529-T (without sales charge) 2	14.97%	9.69%	12.50%
S&P 500 Index 3	16.99%	14.19%	14.69%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 94,028,000,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 269,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class 529-F-1 [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class 529-F-1
Trading Symbol	CAFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 55	0.51%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 14.89% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class 529-F-1 *	14.89%	9.62%	13.27%
S&P 500 Index †	16.99%	14.19%	15.50%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 94,028,000,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 269,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class 529-F-2 [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class 529-F-2
Trading Symbol	FMMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypo the tical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 46	0.43%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 14.97% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
AMCAP Fund — Class 529-F-2 2	14.97%	9.71%	12.53%
S&P 500 Index 3	16.99%	14.19%	16.67%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 94,028,000,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 269,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accoun
tan
ts
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class 529-F-3 [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class 529-F-3
Trading Symbol	FMCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last yea r? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 15.04% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
AMCAP Fund — Class 529-F-3 2	15.04%	9.77%	12.59%
S&P 500 Index 3	16.99%	14.19%	16.67%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 94,028,000,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 269,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with ac
count
ants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class R-1 [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-1
Trading Symbol	RAFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs fo r the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 152	1.42%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 13.87% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class R-1 *	13.87%	8.64%	12.24%
S&P 500 Index †	16.99%	14.19%	15.50%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 94,028,000,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 269,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with acco
unta
nts
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class R-2 [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-2
Trading Symbol	RAFBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last yea r? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 153	1.43%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 13.85% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class R-2 *	13.85%	8.63%	12.23%
S&P 500 Index †	16.99%	14.19%	15.50%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 94,028,000,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 269,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accou
nta
nts
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class R-2E [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-2E
Trading Symbol	RAEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last ye ar? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 122	1.14%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 14.16% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class R-2E *	14.16%	8.94%	12.57%
S&P 500 Index †	16.99%	14.19%	15.50%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 94,028,000,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 269,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class R-3 [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-3
Trading Symbol	RAFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last ye a r? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 105	0.98%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 14.36% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class R-3 *	14.36%	9.12%	12.74%
S&P 500 Index †	16.99%	14.19%	15.50%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 94,028,000,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 269,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund sta tistic s
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with acco
untan
ts
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class R-4 [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-4
Trading Symbol	RAFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (b ased on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 73	0.68%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 14.70% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class R-4 *	14.70%	9.44%	13.08%
S&P 500 Index †	16.99%	14.19%	15.50%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 94,028,000,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 269,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with ac
cou
ntants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class R-5E [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-5E
Trading Symbol	RAEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund c osts f or the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 52	0.48%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 14.93% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class R-5E *	14.93%	9.66%	13.31%
S&P 500 Index †	16.99%	14.19%	15.50%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 94,028,000,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 269,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with ac
cou
ntants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class R-5 [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-5
Trading Symbol	RAFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypot heti cal $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 15.03% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class R-5 *	15.03%	9.77%	13.42%
S&P 500 Index †	16.99%	14.19%	15.50%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 94,028,000,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 269,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with a
ccounta
nts
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class R-6 [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-6
Trading Symbol	RAFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last yea r? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 15.10% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class R-6 *	15.10%	9.83%	13.47%
S&P 500 Index †	16.99%	14.19%	15.50%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 94,028,000,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 269,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with acco
unt
ants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.